Summary of Significant Accounting Policies - Summary Of Detailed Information About Operating Lease Commitments Explanatory (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [abstract]
Operating Lease Commitments disclosed as of December 31, 2018	€ 22,530,000
Commitments for Not Identifiable Assets	(90,000)
Leases of Low Value Assets, Expensed on a Straight-Line Basis	(56,000)
Other	28,000
Lease Liabilities, undiscounted, as of January 1, 2019	22,412,000
Adjustments as a Result of Different Assessment of Extension Options	26,855,000
Gross Lease Liabilities as of January 1, 2019	49,267,000
Discounting	(8,484,000)
Lease Liabilities as of January 1, 2019	40,783,000	€ 40,783,000
thereof short-term	2,026,000	0
thereof long-term	€ 40,041,581	€ 0